Employee Defined Benefit Obligations - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Amount expected to contribute to pension plan by company	$ 19.0
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash		52.00%
Percentage of plans' assets held in annuity policies		24.00%
Weighted average duration of defined benefit obligation		16 years	16 years
Remeasurement (loss) gain on net employee defined benefit liability		$ (16.5)	$ (10.8)
Deferred tax related to remeasurement gains (losses) on net employee defined benefit liability		$ 3.6	2.0
Continuing Operations1[member]
Disclosure of defined benefit plans [line items]
Past service cost			4.7
Discontinued operations [member]
Disclosure of defined benefit plans [line items]
Past service cost			5.8
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Past service cost			$ 10.5